Commitments and Contingencies (Details Textual)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($) shares	Sep. 30, 2016 USD ($) a	Dec. 31, 2015 USD ($) a	Mar. 31, 2016 shares	Jul. 31, 2009 USD ($)
Commitments and Contingencies [Line Items]
Sales Revenue, Goods, Gross	$ 10,000,000
Common Stock, Shares to be Issued | shares	325,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 500,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Common Stock Shares Issuable | shares				271,000
December 31, 2018 [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 13,000
Operating Leases Monthly Rental Payments		$ 14,000
Maryland [Member]
Commitments and Contingencies [Line Items]
Letters of Credit Outstanding, Amount					$ 50,000
Gaithersburg, Maryland [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Area | a		12,000	12,000
Gaithersburg, Maryland [Member] | Letter of Credit [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Face Amount					$ 50,000
Durham, North Carolina [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Area | a		16,300	16,300
Durham, North Carolina [Member] | December 31, 2018 [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 20,000
Operating Leases Monthly Rental Payments		$ 21,000
Nashville, Tennessee facility lease [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Area | a		2,100	2,100
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 4,000
Operating Leases Monthly Rental Payments		$ 4,000
Gaithersburg, Maryland (Lease Facility 1) [Member] | September 2019 [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			13,000
Operating Leases Monthly Rental Payments		14,000
Gaithersburg, Maryland (Lease Facility 2) [Member] | September 2019 [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 4,000
Operating Leases Monthly Rental Payments		$ 4,000